UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2018

LEGG MASON

US DIVERSIFIED CORE ETF

UDBI

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to track the investment results of an index composed of publicly traded U.S. equity securities.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason US Diversified Core ETF for the six-month reporting period ended April 30, 2018. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2018

II	Legg Mason US Diversified Core ETF

Investment commentary

Economic review

Economic activity in the U.S. was somewhat mixed during the six months ended April 30, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third and fourth quarter 2017 U.S. gross domestic product (“GDP”)i growth was 3.2% and 2.9%, respectively. Finally, the U.S. Department of Commerce’s second reading for first quarter 2018 GDP growth — released after the reporting period ended — was 2.2%. The deceleration in GDP growth in the first quarter reflected decelerations in personal consumption expenditures (“PCE”), exports, state and local government spending, and federal government spending and a downturn in residential fixed investment. These movements were partly offset by an upturn in private inventory investment and a larger increase in nonresidential fixed investment.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. When the reporting period ended on April 30, 2018, the unemployment rate was 3.9%, as reported by the U.S. Department of Labor. This was the lowest unemployment rate since December 2000. The percentage of longer-term unemployed declined during the reporting period. In April 2018, 20.0% of Americans looking for a job had been out of work for more than six months, versus 23.8% when the period began.

Legg Mason US Diversified Core ETF	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. The Fed increased the federal funds rateiii twice during the reporting period. Looking back, at its meeting that concluded on September 20, 2017 — before the reporting period began — the Fed kept rates on hold, but reiterated its intention to begin reducing its balance sheet, saying, “In October, the Committee will initiate the balance sheet normalization program….” At its meeting that ended on December 13, 2017, the Fed raised rates to a range between 1.25% and 1.50%. As expected, the Fed kept rates on hold at its meeting that concluded on January 31, 2018. However, at its meeting that ended on March 21, 2018, the Fed again raised the federal funds rate, moving it to a range between 1.50% and 1.75%.

Q. What factors impacted the U.S. stock market during the reporting period?

A. Despite times of weakness, the U.S. stock market posted positive results for the reporting period. The market moved higher during the first three months of the period and reached several new all-time highs. This was driven by overall solid corporate profits, signs of improving economic growth, expectations for a rollback for certain government regulations and, in December 2017, the signing of the U.S. tax reform bill. However, the market gave back a portion of its gains in February and March 2018. This occurred given concerns that the Fed may raise interest rates more aggressively than previously expected. In addition, there were fears of a global trade war and several high profile issues in the technology industry. However, the market ended the reporting period on a positive note, as it posted a modest gain in April 2018. All told, for the six months ended April 30, 2018, the S&P 500 Indexiv gained 3.82%.

Looking at the U.S. stock market more closely, large-cap stocks, as measured by the Russell 1000 Indexv, generated the strongest returns, gaining 3.83% over the reporting period. In contrast, mid-cap stocks, as measured by the Russell Midcap Indexvi, returned 3.69%, whereas small-cap stocks, as measured by the Russell 2000 Indexvii, generated the weakest relative results, gaining 3.27%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthviii and Russell 3000 Valueix Indices, returned 5.66% and 1.86%, respectively, during the six months ended April 30, 2018.

Performance review

For the six months ended April 30, 2018, Legg Mason US Diversified Core ETF generated a 3.91% return on a net asset value (“NAV”)x basis.

The performance table shows the Fund’s total return for the six months ended April 30, 2018 based on its NAV. The Fund seeks to track the investment results of an index composed of publicly traded U.S. equity securities, the QS DBI US Diversified Indexxi, which returned 4.06% for the same period. The Fund’s broad-based market index, the Russell 3000 Indexxii returned 3.79% over the same time frame. The Lipper Multi-Cap Core Funds Category Average1

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 781 funds in the Fund’s Lipper category.

IV	Legg Mason US Diversified Core ETF

returned 3.36% for the period. Please note that Lipper performance returns are based on each fund’s NAV.

Performance Snapshot as of April 30, 2018 (unaudited)
6 months
Legg Mason US Diversified Core ETF:
$30.89 (NAV)	3.91%*†
QS DBI US Diversified Index	4.06%
Russell 3000 Index	3.79%
Lipper Multi-Cap Core Funds Category Average	3.36%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.leggmason.com/etf.

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market pricexiii (not NAV) in the secondary market throughout the trading day. These shares are not individually available for purchase or redemption directly from the ETF.

Information showing the number of days the market price of the Fund’s shares was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV (i.e., premium or discount) for various time periods is available by visiting the Fund’s website at www.leggmason.com/etf.

As of the Fund’s current prospectus dated March 1, 2018, the gross total annual fund operating expense ratio for the Fund was 0.30%.

* Total returns are based on changes in NAV. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

Looking for additional information?

The Fund’s daily NAV is available on-line at www.leggmason/etf. The Fund is traded under the symbol “UDBI” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-877-721-1926 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2018

RISKS: Equity securities are subject to market and price fluctuations. In rising markets, the value of large-cap stocks may not rise as much as smaller-cap stocks. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Diversification does not guarantee a profit or protect against a loss. The Fund may focus its investments in certain industries, increasing its vulnerability to market volatility. There is no guarantee that the Fund will achieve a high degree of correlation to the index it seeks to track. The

Legg Mason US Diversified Core ETF	V

Investment commentary (cont’d)

Fund does not seek to outperform the index it tracks, and does not seek temporary defensive positions when markets decline or appear overvalued. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. An index is a statistical composite that tracks a specified financial market, sector or rules-based investment process. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	Legg Mason US Diversified Core ETF

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market.

vi

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

vii

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

viii

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

[x]	Net Asset Value (NAV) is calculated by subtracting total liabilities from total assets and dividing the results by the number of shares outstanding.

xi

The QS DBI US Diversified Index (the “Underlying Index”) seeks to provide exposure to equities of U.S. companies and is based on a proprietary methodology created and sponsored by QS Investors, LLC (“QS Investors”), the Fund’s subadviser. QS Investors is affiliated with both Legg Mason Partners Fund Advisor, LLC (“LMPFA”), the Fund’s investment manager, and the Fund. The Underlying Index is composed of U.S. companies that are included in the MSCI USA IMI Index. The proprietary rules-based process initially groups this universe of securities into multiple investment categories based on industries. Within each of these investment categories, securities are weighted by market capitalization. The process then combines those investment categories with more highly correlated historical performance into a smaller number of “clusters.” A cluster is a group of investment categories based on industry that have demonstrated a tendency to behave similarly (high correlation). Thereafter, each of these clusters are equally weighted in the Underlying Index to produce a diversified portfolio. QS Investors anticipates that the number of component securities in the Underlying Index will range from 2,200 to 2,500. The Underlying Index may include large, medium and small capitalization companies. The components of the Underlying Index, and the degree to which these components represent certain sectors and industries, may change over time. The Underlying Index’s components are reconstituted annually and rebalanced quarterly.

xii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xiii	Market Price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The Market Price may differ from the Fund’s NAV.

Legg Mason US Diversified Core ETF	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2018 and October 31, 2017. The composition of the Fund’s investments is subject to change at any time.

Legg Mason US Diversified Core ETF 2018 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on November 1, 2017 and held for the six months ended April 30, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
3.91%	$1,000.00	$1,039.10	0.30%	$1.52	5.00%	$1,000.00	$1,023.31	0.30%	$1.51

[1]	For the six months ended April 30, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2	Legg Mason US Diversified Core ETF 2018 Semi-Annual Report

Schedule of investments (unaudited)

April 30, 2018

Legg Mason US Diversified Core ETF

Security	Shares	Value
Common Stocks — 98.9%
Consumer Discretionary — 22.3%
Auto Components — 0.8%
Adient PLC	24	$1,471
American Axle & Manufacturing Holdings Inc.	37	568	*
Aptiv PLC	70	5,921
Autoliv Inc.	21	2,815
BorgWarner Inc.	54	2,643
Cooper Tire & Rubber Co.	13	318
Cooper-Standard Holdings Inc.	5	619	*
Dana Inc.	40	949
Delphi Technologies PLC	26	1,259	*
Dorman Products Inc.	8	514	*
Fox Factory Holding Corp.	17	565	*
Gentex Corp.	72	1,637
Goodyear Tire & Rubber Co.	58	1,456
LCI Industries	6	572
Lear Corp.	18	3,365
Modine Manufacturing Co.	34	585	*
Standard Motor Products Inc.	8	363
Tenneco Inc.	14	626
Visteon Corp.	10	1,244	*
Total Auto Components		27,490
Automobiles — 0.9%
Ford Motor Co.	728	8,183
General Motors Co.	249	9,148
Harley-Davidson Inc.	28	1,152
Tesla Inc.	27	7,935	*
Thor Industries Inc.	10	1,061
Winnebago Industries Inc.	13	493
Total Automobiles		27,972
Diversified Consumer Services — 1.8%
Adtalem Global Education Inc.	74	3,522	*
American Public Education Inc.	19	766	*
Bright Horizons Family Solutions Inc.	53	5,029	*
Capella Education Co.	15	1,376
Career Education Corp.	73	947	*
Carriage Services Inc.	21	547
Chegg Inc.	106	2,460	*

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

April 30, 2018

Legg Mason US Diversified Core ETF

Security	Shares	Value
Diversified Consumer Services — continued
Graham Holdings Co., Class B Shares	6	$3,618
Grand Canyon Education Inc.	55	5,719	*
H&R Block Inc.	253	6,995
Houghton Mifflin Harcourt Co.	164	1,115	*
K12 Inc.	38	581	*
Laureate Education Inc., Class A Shares	54	763	*
Regis Corp.	42	656	*
Service Corp. International	241	8,799
ServiceMaster Global Holdings Inc.	151	7,641	*
Sotheby’s	49	2,587	*
Strayer Education Inc.	12	1,261
Weight Watchers International Inc.	31	2,172	*
Total Diversified Consumer Services		56,554
Hotels, Restaurants & Leisure — 1.4%
Aramark	15	561
Carnival Corp.	26	1,640
Chipotle Mexican Grill Inc.	2	847	*
Cracker Barrel Old Country Store Inc.	4	658
Darden Restaurants Inc.	8	743
Dave & Buster’s Entertainment Inc.	9	382	*
Dominos Pizza Inc.	3	725
Dunkin’ Brands Group Inc.	10	610
Extended Stay America Inc.	32	627
Hilton Worldwide Holdings Inc.	12	946
Jack in the Box Inc.	4	359
Las Vegas Sands Corp.	38	2,786
Marriott International Inc., Class A Shares	31	4,237
Marriott Vacations Worldwide Corp.	5	613
McDonald’s Corp.	73	12,223
MGM Resorts International	48	1,508
Norwegian Cruise Line Holdings Ltd.	12	642	*
Royal Caribbean Cruises Ltd.	17	1,839
Starbucks Corp.	129	7,426
Texas Roadhouse Inc.	7	449
Vail Resorts Inc.	3	688
Wendy’s Co.	39	653
Wyndham Worldwide Corp.	7	799
Wynn Resorts Ltd.	10	1,862
Yum! Brands Inc.	33	2,874
Total Hotels, Restaurants & Leisure		46,697

See Notes to Financial Statements.

4	Legg Mason US Diversified Core ETF 2018 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Household Durables — 1.4%
Cavco Industries Inc.	4	$681	*
D.R. Horton Inc.	127	5,606
Garmin Ltd.	37	2,171
Helen of Troy Ltd.	7	624	*
Installed Building Products Inc.	11	635	*
iRobot Corp.	10	583	*
KB Home	25	664
La-Z-Boy Inc.	16	461
Leggett & Platt Inc.	45	1,825
Lennar Corp., Class A Shares	102	5,395
LGI Homes Inc.	7	484	*
M.D.C. Holdings Inc.	14	406
M/I Homes Inc.	15	457	*
Meritage Homes Corp.	11	489	*
Mohawk Industries Inc.	22	4,617	*
Newell Brands Inc.	184	5,084
NVR Inc.	1	3,100	*
PulteGroup Inc.	89	2,702
Taylor Morrison Home Corp., Class A Shares	25	594	*
Tempur Sealy International Inc.	13	582	*
Toll Brothers Inc.	48	2,024
TopBuild Corp.	13	1,036	*
TRI Pointe Group Inc.	70	1,198	*
Tupperware Brands Corp.	12	535
Whirlpool Corp.	25	3,874
Total Household Durables		45,827
Internet & Direct Marketing Retail — 2.2%
Amazon.com Inc.	31	48,550	*
Booking Holdings Inc.	4	8,712	*
Expedia Group Inc.	12	1,382
Groupon Inc.	97	450	*
Netflix Inc.	33	10,311	*
Qurate Retail Group Inc. QVC Group, Class A Shares	58	1,358	*
Shutterfly Inc.	7	566	*
TripAdvisor Inc.	16	599	*
Total Internet & Direct Marketing Retail		71,928
Media — 0.8%
CBS Corp., Class B Shares, Non Voting Shares	16	787

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2018

Legg Mason US Diversified Core ETF

Security	Shares	Value
Media — continued
Charter Communications Inc., Class A Shares	8	$2,170	*
Comcast Corp., Class A Shares	172	5,399
Discovery Inc., Class C Shares	28	622	*
Discovery Inc., Class A Shares	18	426	*
DISH Network Corp., Class A Shares	10	336	*
GCI Liberty Inc., Class A Shares	10	446	*
Liberty Broadband Corp., Class C Shares	6	425	*
Liberty Global PLC, Class A Shares	15	452	*
Liberty Global PLC, Series C Shares	25	728	*
Liberty Media Corp.-Liberty SiriusXM, Class C Shares	14	583	*
Omnicom Group Inc.	9	663
Time Warner Inc.	30	2,844
Twenty-First Century Fox Inc., Class A Shares	41	1,499
Twenty-First Century Fox Inc., Class B Shares	13	469
Viacom Inc., Class B Shares	15	453
Walt Disney Co.	61	6,120
Total Media		24,422
Multiline Retail — 4.2%
Big Lots Inc.	56	2,377
Dillard’s Inc., Class A Shares	14	1,044
Dollar General Corp.	306	29,538
Dollar Tree Inc.	263	25,219	*
J.C. Penney Co. Inc.	327	952	*
Kohl’s Corp.	188	11,678
Macy’s Inc.	343	10,657
Nordstrom Inc.	143	7,230
Ollie’s Bargain Outlet Holdings Inc.	59	3,670	*
Target Corp.	567	41,164
Total Multiline Retail		133,529
Specialty Retail — 4.2%
Aaron’s Inc.	21	877
Advance Auto Parts Inc.	17	1,946
American Eagle Outfitters Inc.	52	1,075
AutoNation Inc.	10	462	*
AutoZone Inc.	6	3,747	*
Bed Bath & Beyond Inc.	38	664
Best Buy Co. Inc.	65	4,974
Burlington Stores Inc.	17	2,309	*

See Notes to Financial Statements.

6	Legg Mason US Diversified Core ETF 2018 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Specialty Retail — continued
Caleres Inc.	21	$687
CarMax Inc.	44	2,750	*
Chico’s FAS Inc.	74	735
Children’s Place Inc.	6	765
Dick’s Sporting Goods Inc.	25	827
DSW Inc., Class A Shares	22	491
Five Below Inc.	10	706	*
Foot Locker Inc.	32	1,379
GameStop Corp., Class A Shares	30	410
Gap Inc.	63	1,842
Group 1 Automotive Inc.	7	457
Guess? Inc.	38	885
Home Depot Inc.	270	49,896
L Brands Inc.	59	2,060
Lithia Motors Inc., Class A Shares	6	575
Lowe’s Cos. Inc.	188	15,497
Lumber Liquidators Holdings Inc.	17	409	*
Michaels Cos. Inc.	29	540	*
Monro Inc.	7	392
Murphy USA Inc.	5	313	*
O’Reilly Automotive Inc.	20	5,121	*
Penske Automotive Group Inc.	12	541
RH	10	955	*
Ross Stores Inc.	93	7,519
Sally Beauty Holdings Inc.	51	882	*
Signet Jewelers Ltd.	19	739
Sleep Number Corp.	19	539	*
Tiffany & Co.	28	2,879
TJX Cos. Inc.	137	11,624
Tractor Supply Co.	34	2,312
Ulta Beauty Inc.	13	3,262	*
Urban Outfitters Inc.	12	483	*
Williams-Sonoma Inc.	24	1,147
Total Specialty Retail		135,673
Textiles, Apparel & Luxury Goods — 4.6%
Carter’s Inc.	32	3,210
Columbia Sportswear Co.	22	1,826
Crocs Inc.	76	1,201	*

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2018

Legg Mason US Diversified Core ETF

Security	Shares	Value
Textiles, Apparel & Luxury Goods — continued
Deckers Outdoor Corp.	27	$2,518	*
Fossil Group Inc.	62	927	*
G-III Apparel Group Ltd.	27	985	*
Hanesbrands Inc.	240	4,433
Lululemon Athletica Inc.	74	7,385	*
Michael Kors Holdings Ltd.	104	7,116	*
Movado Group Inc.	27	1,065
NIKE Inc., Class B Shares	884	60,457
Oxford Industries Inc.	15	1,156
PVH Corp.	54	8,622
Ralph Lauren Corp.	40	4,394
Skechers USA Inc., Class A Shares	90	2,565	*
Steven Madden Ltd.	40	1,930
Tapestry Inc.	193	10,378
Under Armour Inc., Class A Shares	155	2,753	*
Under Armour Inc., Class C Shares	163	2,502	*
Unifi Inc.	14	414	*
V.F. Corp.	227	18,357
Wolverine World Wide Inc.	80	2,397
Total Textiles, Apparel & Luxury Goods		146,591
Total Consumer Discretionary		716,683
Consumer Staples — 8.9%
Beverages — 1.7%
Brown-Forman Corp., Class B Shares	33	1,849
Coca-Cola Co.	521	22,513
Constellation Brands Inc., Class A Shares	20	4,663
Dr. Pepper Snapple Group Inc.	20	2,399
Molson Coors Brewing Co., Class B Shares	21	1,496
Monster Beverage Corp.	52	2,860	*
PepsiCo Inc.	181	18,270
Total Beverages		54,050
Food & Staples Retailing — 1.4%
Casey’s General Stores Inc.	7	676
Costco Wholesale Corp.	56	11,041
Kroger Co.	119	2,998
PriceSmart Inc.	4	350
Sprouts Farmers Market Inc.	28	701	*
Sysco Corp.	74	4,628

See Notes to Financial Statements.

8	Legg Mason US Diversified Core ETF 2018 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Food & Staples Retailing — continued
U.S. Foods Holding Corp.	35	$1,196	*
United Natural Foods Inc.	9	405	*
Walgreens Boots Alliance Inc.	117	7,775
Walmart Inc.	191	16,896
Total Food & Staples Retailing		46,666
Food Products — 1.6%
Archer-Daniels-Midland Co.	83	3,767
B&G Foods Inc.	13	296
Bunge Ltd.	21	1,517
Calavo Growers Inc.	6	562
Campbell Soup Co.	25	1,020
Conagra Brands Inc.	58	2,150
Darling Ingredients Inc.	38	651	*
Flowers Foods Inc.	42	950
Fresh Del Monte Produce Inc.	8	393
General Mills Inc.	96	4,199
Hain Celestial Group Inc.	23	670	*
Hershey Co.	19	1,747
Hormel Foods Corp.	40	1,450
Hostess Brands Inc.	45	632	*
Ingredion Inc.	9	1,090
J&J Snack Foods Corp.	3	412
J.M. Smucker Co.	21	2,396
John B. Sanfilippo & Son Inc.	6	341
Kellogg Co.	36	2,120
Kraft Heinz Co.	95	5,356
Lamb Weston Holdings Inc.	17	1,110
Lancaster Colony Corp.	4	502
McCormick & Co. Inc., Non Voting Shares	20	2,108
Mondelez International Inc., Class A Shares	245	9,678
Pinnacle Foods Inc.	14	846
Post Holdings Inc.	13	1,034	*
Sanderson Farms Inc.	4	445
TreeHouse Foods Inc.	12	462	*
Tyson Foods Inc., Class A Shares	49	3,435
Total Food Products		51,339
Household Products — 1.6%
Church & Dwight Co. Inc.	34	1,571

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

April 30, 2018

Legg Mason US Diversified Core ETF

Security	Shares	Value
Household Products — continued
Clorox Co.	21	$2,461
Colgate-Palmolive Co.	133	8,676
Energizer Holdings Inc.	15	860
HRG Group Inc.	23	258	*
Kimberly-Clark Corp.	58	6,005
Procter & Gamble Co.	424	30,672
Spectrum Brands Holdings Inc.	6	433
WD-40 Co.	3	396
Total Household Products		51,332
Personal Products — 1.1%
Avon Products Inc.	326	825	*
Coty Inc., Class A Shares	273	4,737
e.l.f. Beauty Inc.	32	581	*
Edgewell Personal Care Co.	35	1,542	*
Estee Lauder Cos. Inc., Class A Shares	122	18,067
Herbalife Nutrition Ltd.	36	3,806	*
Inter Parfums Inc.	21	1,075
Medifast Inc.	6	602
Nu Skin Enterprises Inc., Class A Shares	34	2,419
Revlon Inc., Class A Shares	16	365	*
USANA Health Sciences Inc.	14	1,478	*
Total Personal Products		35,497
Tobacco — 1.5%
Altria Group Inc.	384	21,546
Philip Morris International Inc.	312	25,584
Universal Corp.	8	376
Vector Group Ltd.	36	702
Total Tobacco		48,208
Total Consumer Staples		287,092
Energy — 4.0%
Energy Equipment & Services — 2.1%
Archrock Inc.	51	551
Baker Hughes, a GE Co.	112	4,044
C&J Energy Services Inc.	25	746	*
Core Laboratories NV	13	1,592
Dril-Quip Inc.	13	539	*
Ensco PLC, Class A Shares	110	621
Exterran Corp.	20	586	*

See Notes to Financial Statements.

10	Legg Mason US Diversified Core ETF 2018 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Energy Equipment & Services — continued
Halliburton Co.	232	$12,294
Helix Energy Solutions Group Inc.	83	641	*
Helmerich & Payne Inc.	30	2,086
McDermott International Inc.	93	614	*
Nabors Industries Ltd.	121	921
National-Oilwell Varco Inc.	94	3,635
Newpark Resources Inc.	64	672	*
Noble Corp. PLC	164	766	*
Oceaneering International Inc.	42	892
Oil States International Inc.	17	611	*
Patterson-UTI Energy Inc.	64	1,371
Rowan Cos. PLC, Class A Shares	48	693	*
RPC Inc.	19	342
Schlumberger Ltd.	362	24,819
Superior Energy Services Inc.	72	773	*
TechnipFMC PLC	107	3,527
Transocean Ltd.	132	1,633	*
Unit Corp.	30	680	*
US Silica Holdings Inc.	28	843
Weatherford International PLC	288	850	*
Total Energy Equipment & Services		67,342
Oil, Gas & Consumable Fuels — 1.9%
Anadarko Petroleum Corp.	22	1,481
Andeavor	4	553
Apache Corp.	26	1,065
Cabot Oil & Gas Corp.	15	359
Cheniere Energy Inc.	8	465	*
Chevron Corp.	81	10,134
Cimarex Energy Co.	5	503
Concho Resources Inc.	9	1,415	*
ConocoPhillips	64	4,192
Devon Energy Corp.	17	618
Diamondback Energy Inc.	4	514	*
EOG Resources Inc.	30	3,545
EQT Corp.	9	452
Exxon Mobil Corp.	194	15,083
Hess Corp.	21	1,197
HollyFrontier Corp.	18	1,092

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

April 30, 2018

Legg Mason US Diversified Core ETF

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Kinder Morgan Inc.	109	$1,724
Marathon Oil Corp.	36	657
Marathon Petroleum Corp.	29	2,172
Newfield Exploration Co.	21	626	*
Noble Energy Inc.	13	440
Occidental Petroleum Corp.	32	2,472
ONEOK Inc.	18	1,084
Parsley Energy Inc., Class A Shares	19	571	*
Phillips 66	23	2,560
Pioneer Natural Resources Co.	9	1,814
Range Resources Corp.	29	402
Targa Resources Corp.	11	517
Valero Energy Corp.	23	2,551
Williams Cos. Inc.	50	1,286
WPX Energy Inc.	58	991	*
Total Oil, Gas & Consumable Fuels		62,535
Total Energy		129,877
Financials — 11.4%
Banks — 1.5%
1st Source Corp.	12	624
Associated Banc-Corp.	20	529
Bank of America Corp.	278	8,318
Bank of Hawaii Corp.	8	674
BB&T Corp.	16	845
Citigroup Inc.	75	5,120
Citizens Financial Group Inc.	8	332
Comerica Inc.	9	851
Eagle Bancorp Inc.	11	646	*
East-West Bancorp Inc.	11	733
Fifth Third Bancorp	19	630
First Republic Bank	5	464
FNB Corp.	50	650
Heartland Financial USA Inc.	17	912
Huntington Bancshares Inc.	61	910
JPMorgan Chase & Co.	94	10,225
KeyCorp	26	518
PNC Financial Services Group Inc.	14	2,039
Popular Inc.	16	741

See Notes to Financial Statements.

12	Legg Mason US Diversified Core ETF 2018 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Banks — continued
Regions Financial Corp.	39	$729
S&T Bancorp Inc.	21	896
SunTrust Banks Inc.	11	735
SVB Financial Group	4	1,198	*
U.S. Bancorp	36	1,816
Wells Fargo & Co.	123	6,391
Zions Bancorp	15	821
Total Banks		48,347
Capital Markets — 1.6%
Affiliated Managers Group Inc.	4	659
Ameriprise Financial Inc.	12	1,683
Arlington Asset Investment Corp., Class A Shares	41	469
Bank of New York Mellon Corp.	72	3,925
BlackRock Inc.	8	4,172
Cboe Global Markets Inc.	8	854
Charles Schwab Corp.	80	4,454
CME Group Inc.	23	3,627
E*TRADE Financial Corp.	13	789	*
Eaton Vance Corp.	9	489
FactSet Research Systems Inc.	4	756
Franklin Resources Inc.	25	841
Goldman Sachs Group Inc.	23	5,482
Intercontinental Exchange Inc.	34	2,464
Invesco Ltd.	34	985
Janus Henderson Group PLC	21	663
MarketAxess Holdings Inc.	3	596
Moody’s Corp.	11	1,784
Morgan Stanley	88	4,543
Morningstar Inc.	5	543
MSCI Inc.	8	1,199
Nasdaq Inc.	10	883
Northern Trust Corp.	16	1,708
Raymond James Financial Inc.	6	538
S&P Global Inc.	16	3,018
SEI Investments Co.	12	759
State Street Corp.	21	2,095
T. Rowe Price Group Inc.	15	1,707
TD Ameritrade Holding Corp.	13	755
Total Capital Markets		52,440

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

April 30, 2018

Legg Mason US Diversified Core ETF

Security	Shares	Value
Consumer Finance — 1.6%
Ally Financial Inc.	106	$2,767
American Express Co.	179	17,676
Capital One Financial Corp.	112	10,149
Credit Acceptance Corp.	2	662	*
Discover Financial Services	87	6,199
Encore Capital Group Inc.	15	669	*
FirstCash Inc.	12	1,040
Green Dot Corp., Class A Shares	16	973	*
LendingClub Corp.	96	258	*
Navient Corp.	96	1,273
OneMain Holdings Inc.	17	525	*
PRA Group Inc.	16	570	*
SLM Corp.	132	1,515	*
Synchrony Financial	189	6,269
Total Consumer Finance		50,545
Diversified Financial Services — 1.6%
Berkshire Hathaway Inc., Class B Shares	238	46,108	*
Cannae Holdings Inc.	47	971	*
Leucadia National Corp.	78	1,875
Texas Pacific Land Trust	2	1,090
Voya Financial Inc.	34	1,780
Total Diversified Financial Services		51,824
Insurance — 1.4%
AFLAC Inc.	46	2,096
Alleghany Corp.	1	575
Allstate Corp.	23	2,250
American Financial Group Inc.	4	453
American International Group Inc.	63	3,528
Aon PLC	15	2,137
Arch Capital Group Ltd.	7	561	*
Arthur J. Gallagher & Co.	7	490
Assurant Inc.	4	371
Assured Guaranty Ltd.	11	399
Axis Capital Holdings Ltd.	9	528
Brown & Brown Inc.	16	436
Chubb Ltd.	32	4,341
Cincinnati Financial Corp.	5	352
CNO Financial Group Inc.	22	472

See Notes to Financial Statements.

14	Legg Mason US Diversified Core ETF 2018 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Insurance — continued
Everest Re Group Ltd.	3	$698
First American Financial Corp.	8	409
FNF Group	23	847
Hartford Financial Services Group Inc.	24	1,292
Lincoln National Corp.	19	1,342
Loews Corp.	7	367
Markel Corp.	1	1,130	*
Marsh & McLennan Cos. Inc.	28	2,282
MetLife Inc.	65	3,099
Old Republic International Corp.	16	326
Principal Financial Group Inc.	23	1,362
Progressive Corp.	37	2,231
Prudential Financial Inc.	26	2,764
Reinsurance Group of America Inc.	4	598
RenaissanceRe Holdings Ltd.	4	544
Torchmark Corp.	5	434
Travelers Cos. Inc.	17	2,237
Unum Group	16	774
Validus Holdings Ltd.	12	813
W.R. Berkley Corp.	5	373
Willis Towers Watson PLC	5	743
XL Group Ltd.	15	834
Total Insurance		44,488
Mortgage Real Estate Investment (REITs) — 2.2%
AG Mortgage Investment Trust Inc.	46	813
AGNC Investment Corp.	458	8,665
Annaly Capital Management Inc.	1,299	13,471
Anworth Mortgage Asset Corp.	108	511
Apollo Commercial Real Estate Finance Inc.	162	2,919
Arbor Realty Trust Inc.	96	841
ARMOUR Residential REIT Inc.	54	1,222
Blackstone Mortgage Trust Inc., Class A Shares	107	3,301
Capstead Mortgage Corp.	111	977
Chimera Investment Corp.	184	3,218
CYS Investments Inc.	230	1,649
Dynex Capital Inc.	105	691
Granite Point Mortgage Trust Inc.	34	566
Hannon Armstrong Sustainable Infrastructure Capital Inc.	71	1,378

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

April 30, 2018

Legg Mason US Diversified Core ETF

Security	Shares	Value
Mortgage Real Estate Investment (REITs) — continued
Invesco Mortgage Capital Inc.	122	$1,980
Ladder Capital Corp.	93	1,293
MFA Financial Inc.	483	3,632
MTGE Investment Corp.	56	1,016
New Residential Investment Corp.	360	6,293
New York Mortgage Trust Inc.	233	1,412
Pennymac Mortgage Investment Trust	78	1,372
Redwood Trust Inc.	94	1,442
Resource Capital Corp.	91	888
Starwood Property Trust Inc.	308	6,456
Sutherland Asset Management Corp.	28	403
TPG RE Finance Trust Inc.	33	653
Two Harbors Investment Corp.	223	3,403
Total Mortgage Real Estate Investment (REITs)		70,465
Thrifts & Mortgage Finance — 1.5%
Beneficial Bancorp Inc.	65	1,030
BofI Holding Inc.	67	2,699	*
Capitol Federal Financial Inc.	136	1,696
Dime Community Bancshares Inc.	23	454
Essent Group Ltd.	77	2,538	*
Federal Agricultural Mortgage Corp. (FAMC), Class C Shares	10	855
First Defiance Financial Corp.	15	895
Flagstar Bancorp Inc.	31	1,071	*
HomeStreet Inc.	35	892	*
Kearny Financial Corp.	74	1,040
LendingTree Inc.	9	2,146	*
Meridian Bancorp Inc.	49	926
Meta Financial Group Inc.	8	889
MGIC Investment Corp.	374	3,747	*
Nationstar Mortgage Holdings Inc.	28	505	*
New York Community Bancorp Inc.	456	5,417
NMI Holdings Inc., Class A Shares	48	665	*
Northfield Bancorp Inc.	47	744
Northwest Bancshares Inc.	105	1,743
OceanFirst Financial Corp.	57	1,538
Ocwen Financial Corp.	175	711	*
Oritani Financial Corp.	87	1,331
PHH Corp.	47	499	*

See Notes to Financial Statements.

16	Legg Mason US Diversified Core ETF 2018 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Thrifts & Mortgage Finance — continued
Provident Financial Services Inc.	67	$1,750
Radian Group Inc.	228	3,260
TFS Financial Corp.	48	716
United Financial Bancorp Inc.	78	1,289
Walker & Dunlop Inc.	36	2,056
Washington Federal Inc.	67	2,127
Waterstone Financial Inc.	24	412
WSFS Financial Corp.	37	1,854
Total Thrifts & Mortgage Finance		47,495
Total Financials		365,604
Health Care — 11.7%
Biotechnology — 1.8%
AbbVie Inc.	125	12,069
ACADIA Pharmaceuticals Inc.	17	269	*
Alexion Pharmaceuticals Inc.	18	2,117	*
Alkermes PLC	9	398	*
Alnylam Pharmaceuticals Inc.	8	756	*
Amgen Inc.	58	10,120
AveXis Inc.	6	1,276	*
Biogen Inc.	17	4,651	*
BioMarin Pharmaceutical Inc.	12	1,002	*
Bluebird Bio Inc.	4	681	*
Celgene Corp.	61	5,313	*
Clovis Oncology Inc.	6	260	*
Dyax Corp., Contingent Value Rights	15	0	*(a)(b)(c)
Exact Sciences Corp.	18	900	*
Exelixis Inc.	38	791	*
Gilead Sciences Inc.	102	7,368
Incyte Corp.	14	867	*
Ionis Pharmaceuticals Inc.	10	430	*
Ligand Pharmaceuticals Inc.	3	465	*
Neurocrine Biosciences Inc.	9	730	*
Portola Pharmaceuticals Inc.	11	397	*
Regeneron Pharmaceuticals Inc.	6	1,822	*
Sage Therapeutics Inc.	5	720	*
Sarepta Therapeutics Inc.	12	916	*
Seattle Genetics Inc.	11	563	*
Tesaro Inc.	6	306	*

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

April 30, 2018

Legg Mason US Diversified Core ETF

Security	Shares	Value
Biotechnology — continued
Ultragenyx Pharmaceutical Inc.	7	$356	*
United Therapeutics Corp.	5	551	*
Vertex Pharmaceuticals Inc.	20	3,063	*
Total Biotechnology		59,157
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	167	9,708
ABIOMED Inc.	4	1,204	*
Align Technology Inc.	6	1,499	*
Baxter International Inc.	49	3,405
Becton, Dickinson & Co.	25	5,797
Boston Scientific Corp.	137	3,935	*
Cantel Medical Corp.	5	560
Cooper Cos. Inc.	4	915
Danaher Corp.	58	5,819
Dentsply Sirona Inc.	24	1,208
DexCom Inc.	7	512	*
Edwards Lifesciences Corp.	22	2,802	*
Globus Medical Inc., Class A Shares	15	768	*
Halyard Health Inc.	11	521	*
Hill-Rom Holdings Inc.	6	515
Hologic Inc.	26	1,008	*
IDEXX Laboratories Inc.	8	1,556	*
Insulet Corp.	13	1,118	*
Integra LifeSciences Holdings Corp.	8	493	*
Intuitive Surgical Inc.	9	3,967	*
LivaNova PLC	9	799	*
Masimo Corp.	7	628	*
Medtronic PLC	130	10,417
Neogen Corp.	13	886	*
NxStage Medical Inc.	14	373	*
Penumbra Inc.	5	622	*
ResMed Inc.	15	1,420
STERIS PLC	8	756
Stryker Corp.	31	5,252
Teleflex Inc.	4	1,071
Varian Medical Systems Inc.	8	925	*
West Pharmaceutical Services Inc.	6	529
Zimmer Biomet Holdings Inc.	19	2,188
Total Health Care Equipment & Supplies		73,176

See Notes to Financial Statements.

18	Legg Mason US Diversified Core ETF 2018 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Health Care Providers & Services — 1.8%
Aetna Inc.	26	$4,655
AmerisourceBergen Corp.	10	906
Anthem Inc.	19	4,484
Cardinal Health Inc.	17	1,091
Centene Corp.	15	1,629	*
CIGNA Corp.	19	3,264
CVS Health Corp.	130	9,078
DaVita Inc.	8	502	*
Encompass Health Corp.	8	486
Envision Healthcare Corp.	10	372	*
Express Scripts Holding Co.	46	3,482	*
HCA Healthcare Inc.	24	2,298
Henry Schein Inc.	8	608	*
Humana Inc.	11	3,236
Laboratory Corporation of America Holdings	5	854	*
McKesson Corp.	16	2,499
Mednax Inc.	12	551	*
Quest Diagnostics Inc.	7	708
UnitedHealth Group Inc.	70	16,548
Universal Health Services Inc., Class B Shares	4	457
WellCare Health Plans Inc.	4	821	*
Total Health Care Providers & Services		58,529
Health Care Technology — 1.8%
Allscripts Healthcare Solutions Inc.	237	2,754	*
athenahealth Inc.	48	5,879	*
Castlight Health Inc., Class B Shares	184	690	*
Cerner Corp.	354	20,620	*
Computer Programs & Systems Inc.	22	657
Cotiviti Holdings Inc.	57	1,969	*
Evolent Health Inc., Class A Shares	89	1,468	*
HealthStream Inc.	27	626
HMS Holdings Corp.	109	1,963	*
Inovalon Holdings Inc., Class A Shares	74	781	*
Medidata Solutions Inc.	69	4,924	*
Omnicell Inc.	47	2,026	*
Quality Systems Inc.	66	886	*
Teladoc Inc.	58	2,494	*
Veeva Systems Inc., Class A Shares	132	9,257	*

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

April 30, 2018

Legg Mason US Diversified Core ETF

Security	Shares	Value
Health Care Technology — continued
Vocera Communications Inc.	31	$777	*
Total Health Care Technology		57,771
Life Sciences Tools & Services — 2.3%
Accelerate Diagnostics Inc.	18	400	*
Agilent Technologies Inc.	105	6,903
Bio-Rad Laboratories Inc., Class A Shares	7	1,776	*
Bio-Techne Corp.	13	1,962
Bruker Corp.	42	1,240
Cambrex Corp.	11	582	*
Charles River Laboratories International Inc.	19	1,980	*
Illumina Inc.	45	10,842	*
IQVIA Holdings Inc.	47	4,501	*
Mettler-Toledo International Inc.	8	4,479	*
NeoGenomics Inc.	47	450	*
PerkinElmer Inc.	37	2,714
PRA Health Sciences Inc.	25	2,054	*
Syneos Health Inc.	15	572	*
Thermo Fisher Scientific Inc.	127	26,714
Waters Corp.	26	4,899	*
Total Life Sciences Tools & Services		72,068
Pharmaceuticals — 1.7%
Allergan PLC	18	2,766
Bristol-Myers Squibb Co.	81	4,222
Eli Lilly & Co.	53	4,297
Jazz Pharmaceuticals PLC	5	760	*
Johnson & Johnson	137	17,329
Merck & Co. Inc.	143	8,418
Mylan NV	31	1,202	*
Nektar Therapeutics	12	1,004	*
Perrigo Co. PLC	11	860
Pfizer Inc.	314	11,496
Zoetis Inc.	26	2,170
Total Pharmaceuticals		54,524
Total Health Care		375,225
Industrials — 16.5%
Aerospace & Defense — 1.7%
Arconic Inc.	28	499
Boeing Co.	40	13,342

See Notes to Financial Statements.

20	Legg Mason US Diversified Core ETF 2018 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Aerospace & Defense — continued
BWX Technologies Inc.	8	$542
Curtiss-Wright Corp.	7	896
General Dynamics Corp.	19	3,825
Harris Corp.	14	2,190
Hexcel Corp.	11	731
Huntington Ingalls Industries Inc.	5	1,216
L3 Technologies Inc.	7	1,371
Lockheed Martin Corp.	21	6,738
Northrop Grumman Corp.	13	4,186
Orbital ATK Inc.	4	530
Raytheon Co.	23	4,714
Rockwell Collins Inc.	11	1,458
Spirit AeroSystems Holdings Inc., Class A Shares	11	884
Teledyne Technologies Inc.	5	935	*
Textron Inc.	19	1,181
TransDigm Group Inc.	5	1,603
United Technologies Corp.	59	7,089
Total Aerospace & Defense		53,930
Air Freight & Logistics — 1.6%
C.H. Robinson Worldwide Inc.	37	3,405
Expeditors International of Washington Inc.	53	3,385
FedEx Corp.	70	17,304
Forward Air Corp.	7	378
Hub Group Inc., Class A Shares	9	395	*
United Parcel Service Inc., Class B Shares	193	21,905
XPO Logistics Inc.	36	3,498	*
Total Air Freight & Logistics		50,270
Building Products — 1.5%
AAON Inc.	20	680
Allegion PLC	39	3,010
American Woodmark Corp.	6	493	*
AO Smith Corp.	59	3,620
Apogee Enterprises Inc.	17	699
Armstrong World Industries Inc.	19	1,064	*
Builders FirstSource Inc.	47	857	*
Continental Building Products Inc.	15	421	*
CSW Industrials Inc.	9	390	*
Fortune Brands Home & Security Inc.	62	3,391

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

April 30, 2018

Legg Mason US Diversified Core ETF

Security	Shares	Value
Building Products — continued
Gibraltar Industries Inc.	13	$457	*
Griffon Corp.	25	497
Insteel Industries Inc.	23	691
JELD-WEN Holding Inc.	48	1,349	*
Johnson Controls International PLC	367	12,430
Lennox International Inc.	16	3,094
Masco Corp.	128	4,847
Masonite International Corp.	12	728	*
NCI Building Systems Inc.	22	385	*
Owens Corning	40	2,620
Patrick Industries Inc.	12	683	*
PGT Innovations Inc.	33	576	*
Quanex Building Products Corp.	23	394
Simpson Manufacturing Co. Inc.	17	930
Trex Co. Inc.	11	1,143	*
Universal Forest Products Inc.	27	861
USG Corp.	45	1,810	*
Total Building Products		48,120
Commercial Services & Supplies — 1.5%
ACCO Brands Corp.	40	482
Brady Corp., Class A Shares	11	401
Brink’s Co.	16	1,181
Cimpress NV	4	575	*
Cintas Corp.	24	4,087
Clean Harbors Inc.	11	504	*
Copart Inc.	64	3,269	*
Covanta Holding Corp.	53	790
Deluxe Corp.	17	1,165
Healthcare Services Group Inc.	26	1,004
Herman Miller Inc.	16	491
HNI Corp.	24	801
Interface Inc.	30	660
KAR Auction Services Inc.	39	2,028
Kimball International Inc., Class B Shares	43	710
Matthews International Corp., Class A Shares	10	492
McGrath RentCorp	11	648
Mobile Mini Inc.	14	588
MSA Safety Inc.	6	521

See Notes to Financial Statements.

22	Legg Mason US Diversified Core ETF 2018 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Commercial Services & Supplies — continued
Multi-Color Corp.	6	$390
Pitney Bowes Inc.	68	695
Republic Services Inc.	77	4,980
Rollins Inc.	27	1,310
Steelcase Inc., Class A Shares	55	729
Stericycle Inc.	27	1,585	*
Tetra Technology Inc.	23	1,113
UniFirst Corp.	3	482
US Ecology Inc.	7	373
Viad Corp.	9	457
Waste Connections Inc.	80	5,784
Waste Management Inc.	134	10,893
Total Commercial Services & Supplies		49,188
Construction & Engineering — 1.7%
AECOM	162	5,579	*
Aegion Corp.	38	862	*
Argan Inc.	20	800
Chicago Bridge & Iron Co. NV	100	1,510
Comfort Systems USA Inc.	35	1,477
Dycom Industries Inc.	32	3,324	*
EMCOR Group Inc.	60	4,415
Fluor Corp.	144	8,489
Granite Construction Inc.	40	2,095
Great Lakes Dredge and Dock Co.	154	708	*
Jacobs Engineering Group Inc.	141	8,191
KBR Inc.	146	2,437
MasTec Inc.	68	2,992	*
MYR Group Inc.	17	510	*
NV5 Global Inc.	15	883	*
Primoris Services Corp.	62	1,587
Quanta Services Inc.	173	5,623	*
Tutor Perini Corp.	56	1,156	*
Valmont Industries Inc.	22	3,126
Total Construction & Engineering		55,764
Electrical Equipment — 1.7%
Acuity Brands Inc.	14	1,677
AMETEK Inc.	85	5,933
Atkore International Group Inc.	27	480	*

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

April 30, 2018

Legg Mason US Diversified Core ETF

Security	Shares	Value
Electrical Equipment — continued
Eaton Corp. PLC	168	$12,605
Emerson Electric Co.	241	16,005
Encore Wire Corp.	13	684
EnerSys	21	1,440
Generac Holdings Inc.	17	765	*
General Cable Corp.	29	860
Hubbell Inc.	20	2,077
Regal Beloit Corp.	19	1,353
Rockwell Automation Inc.	47	7,733
Sensata Technologies Holding NV	66	3,347	*
Thermon Group Holdings Inc.	18	410	*
Total Electrical Equipment		55,369
Industrial Conglomerates — 0.7%
3M Co.	38	7,387
General Electric Co.	642	9,033
Honeywell International Inc.	38	5,498
Roper Technologies Inc.	6	1,585
Total Industrial Conglomerates		23,503
Machinery — 1.6%
AGCO Corp.	6	376
Allison Transmission Holdings Inc.	12	468
Barnes Group Inc.	6	333
Caterpillar Inc.	60	8,662
Colfax Corp.	12	372	*
Crane Co.	6	502
Cummins Inc.	17	2,718
Deere & Co.	30	4,060
Donaldson Co. Inc.	10	443
Dover Corp.	13	1,205
ESCO Technologies Inc.	8	447
Flowserve Corp.	11	489
Fortive Corp.	31	2,180
Graco Inc.	15	660
Hillenbrand Inc.	17	788
IDEX Corp.	6	802
Illinois Tool Works Inc.	33	4,687
Ingersoll-Rand PLC	22	1,846
ITT Inc.	14	684

See Notes to Financial Statements.

24	Legg Mason US Diversified Core ETF 2018 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Machinery — continued
John Bean Technologies Corp.	6	$646
Kennametal Inc.	16	583
Lincoln Electric Holdings Inc.	5	414
Middleby Corp.	5	629	*
Nordson Corp.	5	643
Oshkosh Corp.	7	505
PACCAR Inc.	31	1,974
Parker Hannifin Corp.	12	1,975
Pentair PLC	16	1,076
RBC Bearings Inc.	4	466	*
Rexnord Corp.	17	468	*
Snap-on Inc.	5	726
Standex International Corp.	4	388
Stanley Black & Decker Inc.	14	1,982
Terex Corp.	16	584
Timken Co.	10	427
Toro Co.	8	467
Trinity Industries Inc.	11	351
WABCO Holdings Inc.	5	645	*
Wabtec Corp.	9	799
Watts Water Technologies Inc., Class A Shares	6	447
Welbilt Inc.	20	383	*
Woodward Inc.	6	432
Xylem Inc.	15	1,093
Total Machinery		49,825
Professional Services — 1.1%
ASGN Inc.	15	1,209	*
CBIZ Inc.	30	558	*
CoStar Group Inc.	6	2,200	*
Dun & Bradstreet Corp.	10	1,153
Equifax Inc.	33	3,698
Exponent Inc.	6	518
FTI Consulting Inc.	13	759	*
ICF International Inc.	8	537
IHS Markit Ltd.	103	5,060	*
Insperity Inc.	12	963
Kelly Services Inc., Class A Shares	19	556
Kforce Inc.	21	558

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

April 30, 2018

Legg Mason US Diversified Core ETF

Security	Shares	Value
Professional Services — continued
Korn/Ferry International	20	$1,069
Manpowergroup Inc.	18	1,723
Nielsen Holdings PLC	101	3,177
Resources Connection Inc.	33	516
Robert Half International Inc.	38	2,309
RPX Corp.	48	520
TransUnion	33	2,142	*
TriNet Group Inc.	18	930	*
TrueBlue Inc.	21	560	*
Verisk Analytics Inc.	45	4,790	*
WageWorks Inc.	11	458	*
Total Professional Services		35,963
Road & Rail — 1.6%
AMERCO	2	675
Avis Budget Group Inc.	18	889	*
CSX Corp.	179	10,631
Genesee & Wyoming Inc., Class A Shares	10	712	*
Heartland Express Inc.	17	303
J.B. Hunt Transport Services Inc.	17	1,996
Kansas City Southern	18	1,919
Knight-Swift Transportation Holdings Inc.	26	1,014
Landstar System Inc.	7	712
Marten Transport Ltd.	36	702
Norfolk Southern Corp.	56	8,034
Old Dominion Freight Line Inc.	11	1,473
Ryder System Inc.	9	607
Saia Inc.	13	859	*
Union Pacific Corp.	157	20,980
Werner Enterprises Inc.	13	446
Total Road & Rail		51,952
Trading Companies & Distributors — 1.8%
Air Lease Corp.	54	2,251
Aircastle Ltd.	32	627
Applied Industrial Technologies Inc.	29	1,854
Beacon Roofing Supply Inc.	42	2,056	*
BMC Stock Holdings Inc.	55	949	*
DXP Enterprises Inc.	24	871	*
Fastenal Co.	169	8,448

See Notes to Financial Statements.

26	Legg Mason US Diversified Core ETF 2018 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Trading Companies & Distributors — continued
GATX Corp.	19	$1,240
GMS Inc.	23	717	*
H&E Equipment Services Inc.	22	712
HD Supply Holdings Inc.	118	4,568	*
Herc Holdings Inc.	12	632	*
Kaman Corp.	14	849
MRC Global Inc.	52	974	*
MSC Industrial Direct Co. Inc., Class A Shares	24	2,075
NOW Inc.	48	582	*
Rush Enterprises Inc., Class A Shares	17	694	*
SiteOne Landscape Supply Inc.	25	1,712	*
Titan Machinery Inc.	34	657	*
Triton International Ltd.	35	1,085
United Rentals Inc.	50	7,500	*
Univar Inc.	75	2,067	*
Veritiv Corp.	16	609	*
W. W. Grainger Inc.	32	9,003
Watsco Inc.	16	2,679
WESCO International Inc.	26	1,548	*
Total Trading Companies & Distributors		56,959
Total Industrials		530,843
Information Technology — 7.7%
Communications Equipment — 1.0%
Arista Networks Inc.	5	1,323	*
ARRIS International PLC	21	567	*
Ciena Corp.	21	541	*
Cisco Systems Inc.	458	20,285
CommScope Holding Co. Inc.	17	650	*
EchoStar Corp., Class A Shares	12	630	*
F5 Networks Inc.	8	1,305	*
InterDigital Inc.	7	521
Juniper Networks Inc.	34	836
Lumentum Holdings Inc.	10	504	*
Motorola Solutions Inc.	18	1,977
NETGEAR Inc.	7	387	*
NetScout Systems Inc.	17	462	*
Palo Alto Networks Inc.	10	1,925	*
Viavi Solutions Inc.	54	510	*
Total Communications Equipment		32,423

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

April 30, 2018

Legg Mason US Diversified Core ETF

Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A Shares	37	$3,097
Anixter International Inc.	7	412	*
Arrow Electronics Inc.	13	972	*
Avnet Inc.	21	824
Badger Meter Inc.	10	424
Belden Inc.	6	370
Benchmark Electronics Inc.	14	368
CDW Corp.	22	1,568
Cognex Corp.	20	925
Coherent Inc.	4	673	*
Corning Inc.	100	2,702
Dolby Laboratories Inc., Class A Shares	9	538
Flex Ltd.	84	1,092	*
FLIR Systems Inc.	16	857
IPG Photonics Corp.	4	852	*
Itron Inc.	8	523	*
Jabill Inc.	20	532
Keysight Technologies Inc.	26	1,344	*
Knowles Corp.	30	384	*
Littelfuse Inc.	3	561
Methode Electronics Inc.	11	439
National Instruments Corp.	21	859
OSI Systems Inc.	5	320	*
Plexus Corp.	8	439	*
Rogers Corp.	5	533	*
Sanmina Corp.	14	413	*
SYNNEX Corp.	3	301
TE Connectivity Ltd.	45	4,129
Tech Data Corp.	4	305	*
Trimble Inc.	37	1,280	*
VeriFone Systems Inc.	19	437	*
Vishay Intertechnology Inc.	25	441
Zebra Technologies Corp., Class A Shares	6	809	*
Total Electronic Equipment, Instruments & Components		29,723
Internet Software & Services — 2.0%
Akamai Technologies Inc.	12	860	*
Alphabet Inc., Class A Shares	16	16,297	*
Alphabet Inc., Class C Shares	17	17,295	*

See Notes to Financial Statements.

28	Legg Mason US Diversified Core ETF 2018 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Internet Software & Services — continued
eBay Inc.	55	$2,083	*
Facebook Inc., Class A Shares	126	21,672	*
IAC/InterActiveCorp	7	1,135	*
j2 Global Inc.	6	476
LogMeIn Inc.	6	661
MercadoLibre Inc.	3	1,019
Twitter Inc.	38	1,152	*
VeriSign Inc.	6	705	*
Zillow Group Inc., Class C Shares	12	582	*
Total Internet Software & Services		63,937
IT Services — 1.0%
Accenture PLC, Class A Shares	20	3,024
Alliance Data Systems Corp.	2	406
Automatic Data Processing Inc.	14	1,653
Broadridge Financial Solutions Inc.	5	536
Cognizant Technology Solutions Corp., Class A Shares	20	1,636
DXC Technology Co.	10	1,031
Fidelity National Information Services Inc.	10	950
Fiserv Inc.	14	992	*
FleetCor Technologies Inc.	4	829	*
Gartner Inc.	5	606	*
Global Payments Inc.	5	565
International Business Machines Corp.	26	3,769
Jack Henry & Associates Inc.	4	478
MasterCard Inc., Class A Shares	28	4,992
Paychex Inc.	8	485
PayPal Holdings Inc.	35	2,611	*
Sabre Corp.	18	372
Total System Services Inc.	6	504
Visa Inc., Class A Shares	49	6,217
Western Union Co.	17	336
Worldpay Inc., Class A Shares	6	487	*
Total IT Services		32,479
Semiconductors & Semiconductor Equipment — 0.9%
Advanced Micro Devices Inc.	37	403	*
Analog Devices Inc.	11	961
Applied Materials Inc.	28	1,391
Broadcom Inc.	12	2,753

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

April 30, 2018

Legg Mason US Diversified Core ETF

Security	Shares	Value
Semiconductors & Semiconductor Equipment — continued
Cypress Semiconductor Corp.	30	$437
Intel Corp.	132	6,814
KLA-Tencor Corp.	6	611
Lam Research Corp.	6	1,110
Maxim Integrated Products Inc.	10	545
Microchip Technology Inc.	8	669
Micron Technology Inc.	29	1,334	*
NVIDIA Corp.	17	3,823
Qorvo Inc.	6	404	*
QUALCOMM Inc.	39	1,989
Skyworks Solutions Inc.	3	260
Texas Instruments Inc.	32	3,246
Universal Display Corp.	6	528
Xilinx Inc.	10	643
Total Semiconductors & Semiconductor Equipment		27,921
Software — 1.0%
Activision Blizzard Inc.	18	1,194
Adobe Systems Inc.	11	2,438	*
ANSYS Inc.	4	647	*
Autodesk Inc.	7	881	*
Cadence Design Systems Inc.	14	561	*
CDK Global Inc.	6	391
Electronic Arts Inc.	5	590	*
Intuit Inc.	7	1,293
Microsoft Corp.	146	13,654
Oracle Corp.	74	3,380
Salesforce.com Inc.	19	2,299	*
ServiceNow Inc.	5	831	*
Splunk Inc.	7	718	*
SS&C Technologies Holdings Inc.	10	496
Symantec Corp.	15	417
Synopsys Inc.	6	513	*
Tyler Technologies Inc.	2	438	*
Total Software		30,741
Technology Hardware, Storage & Peripherals — 0.9%
Apple Inc.	147	24,293
Hewlett Packard Enterprise Co.	54	921
HP Inc.	57	1,225

See Notes to Financial Statements.

30	Legg Mason US Diversified Core ETF 2018 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Technology Hardware, Storage & Peripherals — continued
NetApp Inc.	11	$732
Seagate Technology PLC	12	695
Western Digital Corp.	9	709
Xerox Corp.	11	346
Total Technology Hardware, Storage & Peripherals		28,921
Total Information Technology		246,145
Materials — 5.1%
Chemicals — 0.9%
Air Products & Chemicals Inc.	10	1,623
Albemarle Corp.	7	679
Axalta Coating Systems Ltd.	11	340	*
Cabot Corp.	7	391
Celanese Corp., Series A Shares	9	978
CF Industries Holdings Inc.	15	582
Chemours Co.	18	871
DowDuPont Inc.	107	6,767
Eastman Chemical Co.	9	919
Ecolab Inc.	11	1,592
FMC Corp.	9	718
H.B. Fuller Co.	8	396
International Flavors & Fragrances Inc.	5	706
LyondellBasell Industries NV, Class A Shares	18	1,903
Minerals Technologies Inc.	5	345
Monsanto Co.	21	2,633
Mosaic Co.	20	539
NewMarket Corp.	1	380
Olin Corp.	16	483
PolyOne Corp.	10	419
PPG Industries Inc.	13	1,376
Praxair Inc.	14	2,135
RPM International Inc.	8	386
Scotts Miracle-Gro Co.	5	418
Sensient Technologies Corp.	5	333
Sherwin-Williams Co.	4	1,471
Total Chemicals		29,383
Construction Materials — 1.4%
Eagle Materials Inc.	58	5,740
Martin Marietta Materials Inc.	73	14,218

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

April 30, 2018

Legg Mason US Diversified Core ETF

Security	Shares	Value
Construction Materials — continued
Summit Materials Inc., Class A Shares	138	$3,883	*
U.S. Lime & Minerals Inc.	8	598
US Concrete Inc.	22	1,286	*
Vulcan Materials Co.	154	17,200
Total Construction Materials		42,925
Containers & Packaging — 0.9%
AptarGroup Inc.	18	1,683
Avery Dennison Corp.	19	1,991
Ball Corp.	84	3,368
Bemis Co. Inc.	23	995
Berry Global Group Inc.	35	1,925	*
Crown Holdings Inc.	37	1,844	*
Graphic Packaging Holding Co.	79	1,130
Greif Inc., Class A Shares	10	585
International Paper Co.	95	4,898
Myers Industrials Inc.	22	513
Owens-Illinois Inc.	36	732	*
Packaging Corp. of America	26	3,008
Sealed Air Corp.	42	1,842
Silgan Holdings Inc.	20	561
Sonoco Products Co.	29	1,489
WestRock Co.	59	3,491
Total Containers & Packaging		30,055
Metals & Mining — 1.9%
AK Steel Holding Corp.	147	675	*
Alcoa Corp.	89	4,557	*
Allegheny Technologies Inc.	48	1,275	*
Carpenter Technology Corp.	21	1,118
Century Aluminum Co.	41	716	*
Cleveland-Cliffs Inc.	95	705	*
Coeur Mining Inc.	120	908	*
Commercial Metals Co.	72	1,513
Compass Minerals International Inc.	14	942
Freeport-McMoRan Inc.	606	9,217
Haynes International Inc.	17	711
Hecla Mining Co.	208	797
Kaiser Aluminum Corp.	7	690
Materion Corp.	9	457

See Notes to Financial Statements.

32	Legg Mason US Diversified Core ETF 2018 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Metals & Mining — continued
McEwen Mining Inc.	229	$476
Newmont Mining Corp.	226	8,880
Nucor Corp.	153	9,428
Reliance Steel & Aluminum Co.	38	3,341
Royal Gold Inc.	29	2,575
Schnitzer Steel Industries Inc., Class A Shares	21	618
Steel Dynamics Inc.	113	5,063
SunCoke Energy Inc.	46	529	*
TimkenSteel Corp.	45	756	*
United States Steel Corp.	76	2,571
Warrior Met Coal Inc.	26	604
Worthington Industries Inc.	28	1,247
Total Metals & Mining		60,369
Total Materials		162,732
Real Estate — 2.6%
Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities Inc.	5	623
American Campus Communities Inc.	9	352
American Homes 4 Rent, Class A Shares	17	343
American Tower Corp.	33	4,500
Apartment Investment and Management Co., Class A Shares	12	487
Apple Hospitality REIT Inc.	43	774
Ashford Hospitality Trust Inc.	100	688
AvalonBay Communities Inc.	12	1,956
Boston Properties Inc.	13	1,578
Brandywine Realty Trust	23	371
Brixmor Property Group Inc.	31	462
Camden Property Trust	7	598
Colony NorthStar Inc., Class A Shares	68	415
CoreCivic Inc.	21	423
Coresite Realty Corp.	5	521
Cousins Properties Inc.	62	551
Crown Castle International Corp.	30	3,026
CubeSmart	15	442
CyrusOne Inc.	8	429
DCT Industrial Trust Inc.	20	1,311
DDR Corp.	102	740
DiamondRock Hospitality Co.	51	564

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

April 30, 2018

Legg Mason US Diversified Core ETF

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — continued
Digital Realty Trust Inc.	17	$1,797
Douglas Emmett Inc.	11	410
Duke Realty Corp.	30	813
EastGroup Properties Inc.	5	449
Equinix Inc.	6	2,525
Equity Lifestyle Properties Inc.	6	535
Equity Residential	30	1,851
Essex Property Trust Inc.	6	1,438
Extra Space Storage Inc.	10	896
Federal Realty Investment Trust	7	811
First Industrial Realty Trust Inc.	13	404
Forest City Realty Trust Inc., Class A Shares	24	481
Front Yard Residential Corp.	66	648
Gaming and Leisure Properties Inc.	19	651
GEO Group Inc.	18	405
GGP Inc.	52	1,039
Global Net Lease Inc.	27	502
HCP Inc.	40	934
Healthcare Trust of America Inc., Class A Shares	43	1,075
Hospitality Properties Trust	48	1,194
Host Hotels & Resorts Inc.	69	1,350
Invitation Homes Inc.	54	1,250
Iron Mountain Inc.	18	611
Kilroy Realty Corp.	8	573
Kimco Realty Corp.	36	522
Lamar Advertising Co., Class A Shares	8	510
LaSalle Hotel Properties	20	591
Liberty Property Trust	13	544
Macerich Co.	12	691
Mid-America Apartment Communities Inc.	9	823
National Health Investors Inc.	5	341
National Retail Properties Inc.	11	418
New Senior Investment Group Inc.	48	414
OMEGA Healthcare Investors Inc.	16	416
Paramount Group Inc.	24	344
Park Hotels & Resorts Inc.	22	633
Pebblebrook Hotel Trust	11	385
PotlatchDeltic Corp.	10	519

See Notes to Financial Statements.

34	Legg Mason US Diversified Core ETF 2018 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — continued
Prologis Inc.	48	$3,116
Public Storage	14	2,825
Ramco-Gershenson Properties Trust	47	562
Realty Income Corp.	21	1,061
Regency Centers Corp.	12	706
Rexford Industrial Realty Inc.	18	550
RLJ Lodging Trust	22	457
SBA Communications Corp.	11	1,763	*
Senior Housing Properties Trust	21	327
Simon Property Group Inc.	24	3,752
SL Green Realty Corp.	8	782
Spirit Realty Capital Inc.	42	338
STAG Industrial Inc.	14	344
Summit Hotel Properties Inc.	25	362
Sun Communities Inc.	14	1,314
Sunstone Hotel Investors Inc.	24	374
Taubman Centers Inc.	13	728
Terreno Realty Corp.	21	780
UDR Inc.	23	831
Uniti Group Inc.	39	703	*
Ventas Inc.	29	1,491
VEREIT Inc.	174	1,183
Vornado Realty Trust	31	2,109
Welltower Inc.	32	1,710
Weyerhaeuser Co.	71	2,611
WP Carey Inc.	8	511
Xenia Hotels & Resorts Inc.	18	371
Total Real Estate		82,608
Telecommunication Services — 1.7%
Diversified Telecommunication Services — 1.7%
AT&T Inc.	781	25,539
CenturyLink Inc.	119	2,211
Cogent Communications Holdings Inc.	11	519
ORBCOMM Inc.	40	361	*
Verizon Communications Inc.	520	25,662
Vonage Holdings Corp.	51	570	*
Zayo Group Holdings Inc.	18	653	*
Total Telecommunication Services		55,515

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

April 30, 2018

Legg Mason US Diversified Core ETF

Security	Shares	Value
Utilities — 7.0%
Electric Utilities — 2.7%
ALLETE Inc.	11	$841
Alliant Energy Corp.	37	1,589
American Electric Power Co. Inc.	91	6,368
Duke Energy Corp.	132	10,581
Edison International	65	4,259
El Paso Electric Co.	10	511
Entergy Corp.	31	2,529
Eversource Energy	66	3,976
Exelon Corp.	175	6,944
FirstEnergy Corp.	94	3,234
Great Plains Energy Inc.	36	1,178
Hawaiian Electric Industries Inc.	26	902
IDACORP Inc.	12	1,116
MGE Energy Inc.	9	522
NextEra Energy Inc.	87	14,260
OGE Energy Corp.	31	1,019
Otter Tail Corp.	13	570
PG&E Corp.	102	4,702
Pinnacle West Capital Corp.	23	1,852
PNM Resources Inc.	20	793
Portland General Electric Co.	21	892
PPL Corp.	138	4,016
Southern Co.	193	8,901
Westar Energy Inc.	28	1,517
Xcel Energy Inc.	93	4,356
Total Electric Utilities		87,428
Gas Utilities — 1.7%
Atmos Energy Corp.	124	10,774
Chesapeake Utilities Corp.	21	1,596
National Fuel Gas Co.	93	4,776
New Jersey Resources Corp.	105	4,342
Northwest Natural Gas Co.	34	2,084
ONE Gas Inc.	64	4,462
South Jersey Industries Inc.	95	2,936
Southwest Gas Holdings Inc.	57	4,160
Spire Inc.	54	3,896
UGI Corp.	210	10,162
WGL Holdings Inc.	61	5,191
Total Gas Utilities		54,379

See Notes to Financial Statements.

36	Legg Mason US Diversified Core ETF 2018 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security		Shares	Value
Multi-Utilities — 2.6%
Ameren Corp.		86	$5,041
Avista Corp.		23	1,193
Black Hills Corp.		19	1,077
CenterPoint Energy Inc.		141	3,572
CMS Energy Corp.		101	4,766
Consolidated Edison Inc.		104	8,333
Dominion Energy Inc.		230	15,309
DTE Energy Co.		60	6,324
MDU Resources Group Inc.		68	1,916
NiSource Inc.		106	2,585
NorthWestern Corp.		17	934
Public Service Enterprise Group Inc.		181	9,439
SCANA Corp.		60	2,206
Sempra Energy		83	9,279
Unitil Corp.		13	632
Vectren Corp.		30	2,108
WEC Energy Group Inc.		109	7,007
Total Multi-Utilities			81,721
Total Utilities			223,528
Total Common Stocks (Cost — $2,616,833)			3,175,852
Investments In Underlying Funds — 0.7%
Schwab U.S. Broad Market ETF (Cost — $23,800)		380	24,331
Total Investments before Short-Term Investments (Cost — $2,640,633)			3,200,183

	Rate
Short-Term Investments — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $10,092)	1.648%	10,092	10,092
Total Investments — 99.9% (Cost — $2,650,725)			3,210,275
Other Assets in Excess of Liabilities — 0.1%			1,794
Total Net Assets — 100.0%			$3,212,069

*	Non-income producing security.

(a)	Value is less than $1.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(c)	Security is valued using significant unobservable inputs (See Note 1).

Abbreviations used in this schedule:
ETF	— Exchange-Traded Fund
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Semi-Annual Report	37

Statement of assets and liabilities (unaudited)

April 30, 2018

Assets:
Investments, at value (Cost — $2,650,725)	$3,210,275
Dividends and interest receivable	2,590
Total Assets	3,212,865

Liabilities:
Investment management fee payable	796
Total Liabilities	796
Total Net Assets	$3,212,069

Net Assets:
Par value (Note 5)	$1
Paid-in capital in excess of par value	2,601,919
Undistributed net investment income	12,434
Accumulated net realized gain on investments	38,165
Net unrealized appreciation on investments	559,550
Total Net Assets	$3,212,069

Shares Outstanding	104,000

Net Asset Value	$30.89

See Notes to Financial Statements.

38	Legg Mason US Diversified Core ETF 2018 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2018

Investment Income:
Dividends	$30,736
Interest	81
Less: Foreign taxes withheld	(6)
Total Investment Income	30,811

Expenses:
Investment management fee (Note 2)	4,890
Total Expenses	4,890
Net Investment Income	25,921

Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	37,830
Change in Net Unrealized Appreciation (Depreciation) From Investments	64,635
Net Gain on Investments	102,465
Increase in Net Assets From Operations	$128,386

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Semi-Annual Report	39

Statements of changes in net assets

For the Six Months Ended April 30, 2018 (unaudited) and the Year Ended October 31, 2017	2018	2017

Operations:
Net investment income	$25,921	$53,776
Net realized gain	37,830	100,054
Change in net unrealized appreciation (depreciation)	64,635	377,853
Increase in Net Assets From Operations	128,386	531,683

Distributions to Shareholders From (Note 1):
Net investment income	(53,000)	(58,000)
Net realized gains	(88,944)	—
Decrease in Net Assets From Distributions to Shareholders	(141,944)	(58,000)
Increase (Decrease) in Net Assets	(13,558)	473,683

Net Assets:
Beginning of period	3,225,627	2,751,944
End of period*	$3,212,069	$3,225,627
*Includes undistributed net investment income of:	$12,434	$39,513

See Notes to Financial Statements.

40	Legg Mason US Diversified Core ETF 2018 Semi-Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
	2018[1,2]	2017[1]	2016[1,3]

Net asset value, beginning of period	$31.02	$26.46	$25.02

Income from operations:
Net investment income	0.25	0.52	0.42
Net realized and unrealized gain	0.99	4.60	1.02
Total income from operations	1.24	5.12	1.44

Less distributions from:
Net investment income	(0.51)	(0.56)	—
Net realized gains	(0.86)	—	—
Total distributions	(1.37)	(0.56)	—

Net asset value, end of period	$30.89	$31.02	$26.46
Total return, at NAV[4]	3.91%	19.62%	5.76%

Net assets, end of period (000s)	$3,212	$3,226	$2,752

Ratios to average net assets:
Gross expenses	0.30%[5]	0.30%	0.30%[5]
Net expenses	0.30 [5]	0.30	0.30 [5]
Net investment income	1.59 [5]	1.79	1.93 [5]

Portfolio turnover rate	3%	29%[6]	22%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2018 (unaudited).

[3]	For the period December 28, 2015 (inception date) to October 31, 2016.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2018 Semi-Annual Report	41

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason US Diversified Core ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS DBI US Diversified Index (the “Underlying Index”). The Underlying Index seeks to provide exposure to equities of U.S. companies and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services,

42	Legg Mason US Diversified Core ETF 2018 Semi-Annual Report

which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Legg Mason US Diversified Core ETF 2018 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Common stocks:
Health care	$375,225	—	$0	*	$375,225
Other common stocks	2,800,627	—	—		2,800,627
Investments in underlying funds	24,331	—	—		24,331
Total long-term investments	3,200,183	—	0	*	3,200,183
Short-term investments†	10,092	—	—		10,092
Total investments	$3,210,275	—	$0	*	$3,210,275

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon pre-

44	Legg Mason US Diversified Core ETF 2018 Semi-Annual Report

vailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

Legg Mason US Diversified Core ETF 2018 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement.

46	Legg Mason US Diversified Core ETF 2018 Semi-Annual Report

Under the investment management agreement and subject to the general supervision of the Fund’s Board of Trustees, LMPFA provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets.

As compensation for its subadvisory services, LMPFA pays QS monthly 90% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. LMPFA pays Western Asset monthly a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the distributor of Creation Units for the Fund on an agency basis.

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of April 30, 2018, Legg Mason and its affiliates owned 49% of the Fund.

3. Investments

During the six months ended April 30, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$109,513
Sales	218,803

During the six months ended April 30, 2018, there were no in-kind transactions (see Note 5).

At April 30, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$2,650,725	$679,133	$(119,583)	$559,550

Legg Mason US Diversified Core ETF 2018 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

During the six months ended April 30, 2018, the Fund did not invest in derivative instruments.

5. Fund share transactions

At April 30, 2018, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 100,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

48	Legg Mason US Diversified Core ETF 2018 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Investors, LLC (“QS”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with QS, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund by the Manager, including services specific to the Fund’s operation as an exchange-traded fund. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board

Legg Mason US Diversified Core ETF	49

observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs specific to the Fund’s operation as an exchange-traded fund. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the arrangements for communication and processing of orders for creations and redemptions of Fund shares. In addition, management also reported to the Board on, among other things, its business plans regarding exchange-traded funds, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for a group of ten institutional passively managed strategic beta multi-cap core exchange-traded funds (the “Performance Group”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Group. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar exchange-traded funds and benchmark performance indices, including the QS DBI US Diversified Index, the Fund’s underlying index. The information comparing the Fund’s performance to that of the Performance Group was for the one-year period ended June 30, 2017. The Fund performed below the median performance of the funds in the Performance Group for the one-year period. The Board reviewed performance information provided by the Manager for periods ended September 30, 2017, which showed that the Fund’s performance was below the Broadridge category average during the third quarter. The Trustees noted that due to the limitations in providing comparable funds in the Performance

50	Legg Mason US Diversified Core ETF

Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Trustees also noted that the Fund generally performed in line with its underlying index during the periods under review. The Trustees further noted that the Manager and QS were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, and noting the limited period of performance data available, the Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Actual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund. The Board also noted that the Manager pays all fund expenses, other than the Actual Management Fee and certain other expenses. Because of the Fund’s “unitary fee” structure, the Board recognized that the Fund’s fees and expenses will vary within a much smaller range and the Manager will bear the risk that Fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Manager could earn a profit on the fees charged under the management agreement and would benefit from any price decreases in third-party services covered by the management agreement.

The Board noted that the Manager provides the Fund with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers. Management also discussed with the Board the Fund’s distribution arrangements.

Additionally, the Board received and considered information comparing the Fund’s Actual Management Fee and the Fund’s overall expense ratio with those of the same group of ten institutional passively managed strategic beta multi-cap core exchange-traded funds selected by Broadridge as the Performance Group for the Fund (the “Expense Group”), and the Fund’s overall expense ratio with a broader group of funds selected by Broadridge consisting of all institutional passively managed strategic beta multi-cap core exchange-traded funds (the “Expense Universe”). This information showed that the Fund’s Actual Management Fee was higher than the median of management fees paid by the funds in the Expense Group, and that the Fund’s total expense ratio was lower than the median of the total expense ratios of the funds in the Expense Group (before and after fee waivers and expense reimbursements) and the funds in the Expense Universe.

Legg Mason US Diversified Core ETF	51

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board discussed any economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Fund’s management agreement did not provide for any breakpoints in the Fund’s Actual Management Fee to the extent the assets of the Fund increase. The Board further noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. The Board also noted that there are various ways to share potential economies of scale with Fund shareholders and that it appeared that the benefits of any economies of scale would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

52	Legg Mason US Diversified Core ETF

Legg Mason

US Diversified Core ETF

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company One Lincoln Street

Boston, Massachusetts 02111

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason US Diversified Core ETF

The Fund is a separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.

Legg Mason US Diversified Core ETF

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/etf and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason US Diversified Core ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC

Member FINRA, SIPC

ETF Index Disclaimers

The MSCI USA IMI Index (the “MSCI Index”) was used by QS Investors, LLC (“QS”), the Fund’s subadviser, as the reference universe for selection of the component securities included in the QS DBI US Diversified Index (the “QS DBI Index” or the “Underlying Index”). MSCI Inc. does not in any way sponsor, support, promote or endorse the QS DBI Index or the Legg Mason US Diversified Core ETF (the “Fund”). MSCI Inc. was not and is not involved in any way in the creation, calculation, maintenance or review of the QS DBI Index. The MSCI Index was provided on an “as is” basis. MSCI Inc., its affiliates and any other person or entity involved in or related to compiling, computing or creating the MSCI Index (collectively, the “MSCI Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose). Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with MSCI Index, the QS DBI Index, or the Fund.

The Fund is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Underlying Index and/or Underlying Index trade marks or the Underlying Index Price at any time or in any other respect. The Underlying Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Underlying Index is calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Underlying Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Underlying Index by Solactive AG nor the licensing of the Underlying Index or Underlying Index trade marks for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in this Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this Fund.

QS does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and QS shall not have any liability for any errors, omissions or interruptions therein. QS makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index, or any data included therein, either in connection with the Fund or for any other use. QS makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall QS have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC Member FINRA, SIPC

ETFF275563 6/18 SR18-3351

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 25, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	June 25, 2018